Intangible assets - Summary of customer relationships by operating segment (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 568,265	€ 584,026	€ 599,664
Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	655,045
TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	610,789
AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	44,256
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,836		€ 32,382
Customer relationships | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,016	12,674
Customer relationships | TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	10,562
Customer relationships | AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 2,016	€ 2,112